Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Balance Sheet by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 430	¥ 410
Carrying amounts of investments in equity method investees		1,992	2,049
Carrying Amount of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		3,651	3,353
Interest-earning deposits in other banks		44,238	37,365
Call loans and funds sold		644	660
Receivables under resale agreements		6,674	7,273
Receivables under securities borrowing transactions		6,740	4,660
Investment securities	[1],[2]	4,111	4,285
Loans, net of allowance for credit losses	[3]	119,718	117,210
Other financial assets	[4]	5,666	5,272
Deposits, Non-interest-bearing		23,615	23,446
Deposits, Interest-bearing		148,756	148,543
Total deposits		172,371	171,989
Call money and funds purchased		3,898	3,669
Payables under repurchase agreements		20,993	20,728
Payables under securities lending transactions		9,086	8,205
Due to trust account		2,009	1,611
Other short-term borrowings		11,894	11,389
Long-term debt		20,261	19,394
Other financial liabilities		7,924	7,682
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		3,651	3,353
Interest-earning deposits in other banks		44,238	37,365
Call loans and funds sold		644	660
Receivables under resale agreements		6,674	7,273
Receivables under securities borrowing transactions		6,740	4,660
Investment securities	[1],[2]	4,184	4,369
Loans, net of allowance for credit losses	[3]	121,247	118,720
Other financial assets	[4]	5,666	5,272
Deposits, Non-interest-bearing		23,615	23,446
Deposits, Interest-bearing		148,792	148,574
Total deposits		172,407	172,020
Call money and funds purchased		3,898	3,669
Payables under repurchase agreements		20,993	20,728
Payables under securities lending transactions		9,086	8,205
Due to trust account		2,009	1,611
Other short-term borrowings		11,894	11,389
Long-term debt		20,479	19,672
Other financial liabilities		7,924	7,682
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		3,651	3,353
Investment securities	[1],[2]	1,129	1,145
Loans, net of allowance for credit losses	[3]	6	6
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		44,238	37,365
Call loans and funds sold		644	660
Receivables under resale agreements		6,674	7,273
Receivables under securities borrowing transactions		6,740	4,660
Investment securities	[1],[2]	1,237	1,034
Loans, net of allowance for credit losses	[3]	514	290
Other financial assets	[4]	5,666	5,272
Deposits, Non-interest-bearing		23,615	23,446
Deposits, Interest-bearing		148,792	148,574
Total deposits		172,407	172,020
Call money and funds purchased		3,898	3,669
Payables under repurchase agreements		20,993	20,728
Payables under securities lending transactions		9,086	8,205
Due to trust account		2,009	1,611
Other short-term borrowings		11,894	11,389
Long-term debt		20,479	19,672
Other financial liabilities		7,924	7,682
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,818	2,190
Loans, net of allowance for credit losses	[3]	¥ 120,727	¥ 118,424

[1]	Excludes cost-method investments of ¥410 billion and ¥430 billion at March 31, 2015 and September 30, 2015, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,049 billion and ¥1,992 billion at March 31, 2015 and September 30, 2015, respectively.